Stockholders’ Equity (Deficit) - Narrative - 10Q (Details)		9 Months Ended	12 Months Ended
	Dec. 18, 2023 shares	Sep. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		450,000,000	450,000,000	0
Common stock, par or stated value per share (in dollars per share) | $ / shares		$ 0.000001	$ 0.000001	$ 0.000001
Percentage of outstanding stock per stockholder, maximum		0.0999	0.0999
Percentage of outstanding stock per stockholder, upon notice, maximum		0.1999	0.1999
Class of warrant or right, notice period		61 days	61 days
Stock issued during period, shares, new issues (in shares)	13,505,271
Pre Funded Warrants
Class of Stock [Line Items]
Class of warrant or right, outstanding (in shares)		3,959,954	4,063,361
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares		$ 0.000001	$ 0.000001
Stock issued during period, shares, new issues (in shares)		103,407